Schedule III - Real Estate and Accumulated Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2020
SCHEDULE OF REAL ESTATE PROPERTY COST, IMPROVEMENTS AND DEPRECIATION
SCHEDULE OF INVESTMENT IN REAL ESTATE AND ACCUMULATED DEPRECIATION

	For the Year Ended December 31,
	2020	2019
Real estate
Balance at the beginning of the year	$244,320,582	$254,675,874
Acquisitions	10,161,613	13,037,562
Improvements	2,834,367	6,393,711
Impairments	(1,730,851)	—
Dispositions of real estate	(46,944,545)	(29,786,565)
Balance at the end of the year	$208,641,166	$244,320,582
Accumulated depreciation and amortization
Balance at the beginning of the year	$(44,113,962)	$(43,567,809)
Depreciation and amortization expense	(5,938,958)	(6,693,613)
Dispositions of real estate	7,665,721	6,147,460
Balance at the end of the year	$(42,387,199)	$(44,113,962)

Real estate assets, net	$166,253,967	$200,206,620